UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Nippon Life Insurance Company
Address:              1-6-6 Marunouchi, Chiyoda-ku
                      Tokyo, Japan 100-8288

Form 13F File Number: 28-3746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Ayako Tsuge
Title:                Chief Manager
Phone:                (81) 3 (5533) 1436

Signature, Place, and Date of Signing:

 /s/ Ayako Tsuge                   Tokyo, Japan               November 14, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     85

Form 13F Information Table Value Total:     3,379,552
                                           (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: NIPPON LIFE INSURANCE COMPANY

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value       Amount and Type      Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)       of Security        Discretion    Managers      (Shares)

                                                                 Shares or
                                                                 Principal   SH/ PUT/
                                                                  Amount     PRN CALL                           Sole   Shared  None

ABBOTT LABS                   COM           002824100    43,562      756,550   SH        SOLE                  756,550
AFFILIATED COMPUTER SERVICES  CL A          008190100    20,263      400,220   SH        SOLE                  400,220
ALLEGHENY TECHNOLOGIES INC    COM           01741R102     2,528       85,550   SH        SOLE                   85,550
ALTRIA GROUP INC              COM           02209S103    31,195    1,572,350   SH        SOLE                1,572,350
APOLLO GROUP INC              CL A          037604105     7,213      121,640   SH        SOLE                  121,640
APPLE INC                     COM           037833100    22,314      196,323   SH        SOLE                  196,323
AT&T INC                      COM           00206R102    47,797    1,711,936   SH        SOLE                1,711,936
BANK OF AMERICA CORPORATION   COM           060505104    21,051      601,450   SH        SOLE                  601,450
BANK OF NEW YORK MELLON CORP  COM           064058100    13,844      424,930   SH        SOLE                  424,930
BROADCOM CORP                 CL A          111320107    10,752      577,150   SH        SOLE                  577,150
BUNGE LIMITED                 COM           G16962105    14,531      230,000   SH        SOLE                  230,000
CAMERON INTERNATIONAL CORP    COM           13342B105     6,026      156,360   SH        SOLE                  156,360
CHEVRON CORP NEW              COM           166764100    78,966      957,400   SH        SOLE                  957,400
CISCO SYS INC                 COM           17275R102    69,196    3,067,220   SH        SOLE                3,067,220
CITRIX SYS INC                COM           177376100     7,698      304,740   SH        SOLE                  304,740
COACH INC                     COM           189754104     2,883      115,130   SH        SOLE                  115,130
CUMMINS INC                   COM           231021106     7,170      163,990   SH        SOLE                  163,990
CVS CAREMARK CORPORATION      COM           126650100    19,338      574,510   SH        SOLE                  574,510
DEAN FOODS CO NEW             COM           242370104    10,739      459,720   SH        SOLE                  459,720
DEERE & CO                    COM           244199105     9,811      198,200   SH        SOLE                  198,200
DEVON ENERGY CORP NEW         COM           25179M103    42,695      468,150   SH        SOLE                  468,150
DOMINION RES INC VA NEW       COM           25746U109    57,627    1,347,060   SH        SOLE                1,347,060
DOW CHEM CO                   COM           260543103    11,822      371,990   SH        SOLE                  371,990
ENERGIZER HLDGS INC           COM           29266R108     6,109       75,840   SH        SOLE                   75,840
EXELON CORP                   COM           30161N101    73,840    1,179,180   SH        SOLE                1,179,180
EXXON MOBIL CORP              COM           30231G102   156,774    2,018,722   SH        SOLE                2,018,722
FEDEX CORP                    COM           31428X106     9,339      118,150   SH        SOLE                  118,150
FIRSTENERGY CORP              COM           337932107    15,989      238,680   SH        SOLE                  238,680
FOSTER WHEELER LTD            SHS NEW       G36535139     4,522      125,240   SH        SOLE                  125,240
FRANKLIN RES INC              COM           354613101     7,643       86,720   SH        SOLE                   86,720
FREEPORT-MCMORAN COPPER & GO  COM           35671D857    45,797      805,570   SH        SOLE                  805,570
GAP INC DEL                   COM           364760108     3,541      199,130   SH        SOLE                  199,130
GARMIN LTD                    ORD           G37260109     9,690      285,500   SH        SOLE                  285,500
GENERAL ELECTRIC CO           COM           369604103    74,103    2,905,981   SH        SOLE                2,905,981
GENZYME CORP                  COM           372917104    19,165      236,930   SH        SOLE                  236,930
GILEAD SCIENCES INC           COM           375558103    39,914      875,690   SH        SOLE                  875,690
GOOGLE INC                    CL A          38259P508    45,183      112,810   SH        SOLE                  112,810
HALLIBURTON CO                COM           406216101    17,106      528,140   SH        SOLE                  528,140
HARTFORD FINL SVCS GROUP INC  COM           416515104    12,963      316,260   SH        SOLE                  316,260
HEWLETT PACKARD CO            COM           428236103    32,926      712,060   SH        SOLE                  712,060
INTEL CORP                    COM           458140100    25,512    1,362,100   SH        SOLE                1,362,100
INTUIT                        COM           461202103    12,974      410,440   SH        SOLE                  410,440
JOHNSON & JOHNSON             COM           478160104   120,455    1,738,674   SH        SOLE                1,738,674
JOHNSON CTLS INC              COM           478366107    34,140    1,125,620   SH        SOLE                1,125,620
JPMORGAN & CHASE & CO         COM           46625H100    57,312    1,227,247   SH        SOLE                1,227,247
LILLY ELI & CO                COM           532457108    33,648      764,200   SH        SOLE                  764,200
LOCKHEED MARTIN CORP          COM           539830109    12,864      117,300   SH        SOLE                  117,300
MARATHON OIL CORP             COM           565849106    14,862      372,770   SH        SOLE                  372,770
MARSH & MCLENNAN COS INC      COM           571748102   166,594    5,245,400   SH        SOLE                5,245,400
MCDONALDS CORP                COM           580135101    15,603      252,890   SH        SOLE                  252,890
MERCK & CO INC                COM           589331107    12,616      399,750   SH        SOLE                  399,750
METLIFE INC                   COM           59156R108    29,875      533,480   SH        SOLE                  533,480
MICROSOFT CORP                COM           594918104    56,309    2,109,740   SH        SOLE                2,109,740
MONSANTO CO NEW               COM           61166W101    13,468      136,070   SH        SOLE                  136,070
MOODYS CORP                   COM           615369105     8,270      243,240   SH        SOLE                  243,240
NATIONAL OILWELL VARCO INC    COM           637071101    12,873      256,290   SH        SOLE                  256,290
NII HLDGS INC                 CL B NEW      62913F201     5,440      143,450   SH        SOLE                  143,450
OCCIDENTAL PETE CORP DEL      COM           674599105    46,912      665,890   SH        SOLE                  665,890
OMNICOM GROUP INC             COM           681919106     3,042       78,880   SH        SOLE                   78,880
PEPSICO INC                   COM           713448108   108,882    1,527,744   SH        SOLE                1,527,744
PFIZER INC                    COM           717081103    12,732      690,464   SH        SOLE                  690,464
PHILIP MORRIS INTL INC        COM           718172109     7,982      165,950   SH        SOLE                  165,950
PRAXAIR INC                   COM           74005P104    45,732      637,470   SH        SOLE                  637,470
PRINCIPAL FINANCIAL GROUP IN  COM           74251V102   788,778   18,137,000   SH        SOLE               18,137,000
PROCTER & GAMBLE CO           COM           742718109    70,860    1,016,782   SH        SOLE                1,016,782
PRUDENTIAL FINL INC           COM           744320102     6,730       93,470   SH        SOLE                   93,470
QUALCOMM INC                  COM           747525103    24,224      563,740   SH        SOLE                  563,740
ROPER INDS INC NEW            COM           776696106    10,199      179,060   SH        SOLE                  179,060
SCHLUMBERGER LTD              COM           806857108    15,616      199,970   SH        SOLE                  199,970
SEMPRA ENERGY                 COM           816851109    22,962      454,960   SH        SOLE                  454,960
SOUTHERN CO                   COM           842587107    49,920    1,324,500   SH        SOLE                1,324,500
TARGET CORP                   COM           87612E106    15,230      310,490   SH        SOLE                  310,490
TEXAS INSTRS INC              COM           882508104    21,491      999,600   SH        SOLE                  999,600
THERMO FISHER SCIENTIFIC INC  COM           883556102    61,959    1,126,520   SH        SOLE                1,126,520
TIME WARNER INC               COM           887317105    18,317    1,397,170S  SH        SOLE                1,397,170
TJX COS INC NEW               COM           872540109    13,063      428,020   SH        SOLE                  428,020
TRANSOCEAN INC NEW            SHS           G90073100    38,337      349,030   SH        SOLE                  349,030
UNITED TECHNOLOGIES CORP      COM           913017109    65,502    1,090,610   SH        SOLE                1,090,610
US BANCORP DEL                COM NEW       902973304    36,391    1,010,310   SH        SOLE                1,010,310
VALERO ENERGY CORP NEW        COM           91913Y100     4,067      134,240   SH        SOLE                  134,240
VERIZON COMMUNICATIONS INC    COM           92343V104    63,831    1,989,130   SH        SOLE                1,989,130
VISA INC                      COM CL A      92826C839    30,387      494,980   SH        SOLE                  494,980
WAL MART STORES INC           COM           931142103    10,895      181,920   SH        SOLE                  181,920
WELLS FARGO & CO NEW          COM           949746101    12,509      333,300   SH        SOLE                  333,300
YUM BRANDS INC                COM           988498101     6,558      201,110   SH        SOLE                  201,110



